PREMISES AND EQUIPMENT - Operating leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
2012	$ 7,527
2013	6,903
2014	5,935
2015	4,733
2016	4,046
Thereafter	18,840
Total	$ 47,984